Investments in associates and joint ventures (Summarized financial information of material associates) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross amounts of the associates'
Current assets	¥ 66,137,631	¥ 60,781,401
Non-current assets	383,767,027	367,468,662
Current liabilities	(154,048,091)	(141,620,410)
Non-current liabilities	(144,240,369)	(156,250,607)
Equity	151,616,198	130,379,046	¥ 116,121,670	¥ 107,614,604
Equity attributable to shareholders	129,845,923	108,803,735
Non-controlling interests.	21,770,275	21,575,311
Revenue	169,446,338	174,009,401	169,550,624
Profit	2,610,563	1,108,205	1,329,974
Consolidated net profit attributable to equity holders of the Company	2,377,851	766,345	734,435
Total comprehensive income/(loss) attributable to shareholders	1,599,471	1,498,013	¥ 340,101
Sichuan Hydropower [member]
Gross amounts of the associates'
Current assets	825,632	873,821
Non-current assets	14,836,413	14,305,871
Current liabilities	(3,731,524)	(2,772,221)
Non-current liabilities	(7,171,879)	(7,788,402)
Equity	4,758,642	4,619,069
Equity attributable to shareholders	3,568,982	3,464,302
Non-controlling interests.	1,189,660	1,154,767
Revenue	2,396,218	2,252,535
Gross Profit	701,606	575,401
Profit	555,009	509,034
Consolidated net profit attributable to equity holders of the Company	348,660	327,042
Total comprehensive income/(loss) attributable to shareholders	348,660	327,042
Dividend received from the associates	98,449	116,505
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,568,982	¥ 3,464,302
The Group's effective interest	49.00%	49.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,748,801	¥ 1,697,508
Impact of adjustments	207,586	207,586
Carrying amount in the consolidated financial statements	1,956,387	1,905,094
SECL [member]
Gross amounts of the associates'
Current assets	21,111,690	20,887,020
Non-current assets	92,332,480	76,623,640
Current liabilities	(22,565,250)	(25,533,260)
Non-current liabilities	(48,951,200)	(38,446,550)
Equity	41,927,720	33,530,850
Equity attributable to shareholders	27,346,169	24,103,107
Non-controlling interests.	14,581,551	9,427,743
Revenue	20,597,600	20,851,430
Gross Profit	5,952,100	6,472,550
Profit	4,248,550	1,749,600
Consolidated net profit attributable to equity holders of the Company	3,929,390	1,598,540
Other comprehensive income/(loss) attributable to shareholders	(578,559)	1,589,390
Total comprehensive income/(loss) attributable to shareholders	3,350,831	3,187,930
Dividend received from the associates	49,587	49,587
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 27,346,169	¥ 24,103,107
The Group's effective interest	25.02%	25.02%
The Group's share of net assets attributable to shareholders of the associate	¥ 6,842,011	¥ 6,030,597
Impact of adjustments	1,161,810	1,161,810
Carrying amount in the consolidated financial statements	8,003,821	7,192,407
Huaneng Finance
Gross amounts of the associates'
Current assets	27,426,242	23,099,357
Non-current assets	20,003,370	20,746,004
Current liabilities	(40,458,908)	(36,733,579)
Non-current liabilities	(553)	(30,867)
Equity	6,970,151	7,080,915
Equity attributable to shareholders	6,970,151	7,080,915
Revenue	1,600,537	1,574,856
Gross Profit	1,014,653	1,064,181
Profit	943,215	1,004,048
Consolidated net profit attributable to equity holders of the Company	943,215	1,004,048
Other comprehensive income/(loss) attributable to shareholders	(153,979)	(150,286)
Total comprehensive income/(loss) attributable to shareholders	789,236	853,762
Dividend received from the associates	180,000	146,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 6,970,151	¥ 7,080,915
The Group's effective interest	20.00%	20.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,394,030	¥ 1,416,183
Carrying amount in the consolidated financial statements	1,394,030	1,416,183
Hanfeng Power [member]
Gross amounts of the associates'
Current assets	964,515	849,386
Non-current assets	1,279,233	1,661,565
Current liabilities	(328,093)	(442,628)
Non-current liabilities	(36,218)	(166,718)
Equity	1,879,437	1,901,605
Equity attributable to shareholders	1,879,437	1,901,605
Revenue	1,873,548	2,081,865
Gross Profit	22,637	(46,899)
Profit	6,426	(54,444)
Consolidated net profit attributable to equity holders of the Company	6,426	(54,444)
Total comprehensive income/(loss) attributable to shareholders	6,426	(54,444)
Dividend received from the associates		43,132
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 1,879,437	¥ 1,901,605
The Group's effective interest	40.00%	40.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 751,775	¥ 760,642
Impact of adjustments	293,082	293,082
Carrying amount in the consolidated financial statements	1,044,857	1,053,724
Huaneng Group Fuel Company [member]
Gross amounts of the associates'
Current assets	5,263,174	6,010,002
Non-current assets	3,641,641	3,781,166
Current liabilities	(3,066,531)	(3,827,415)
Non-current liabilities	(1,780,436)	(2,121,112)
Equity	4,057,848	3,842,641
Equity attributable to shareholders	3,688,698	3,590,096
Non-controlling interests.	369,150	252,545
Revenue	29,928,618	27,832,662
Gross Profit	284,754	173,371
Profit	222,488	150,460
Consolidated net profit attributable to equity holders of the Company	207,297	144,500
Other comprehensive income/(loss) attributable to shareholders	(8,695)	2,164
Total comprehensive income/(loss) attributable to shareholders	198,602	146,664
Dividend received from the associates	50,000	20,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,688,698	¥ 3,590,096
The Group's effective interest	50.00%	50.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,844,349	¥ 1,795,048
Impact of adjustments	16,521	16,521
Carrying amount in the consolidated financial statements	1,860,870	1,811,569
Hainan Nuclear [member]
Gross amounts of the associates'
Current assets	1,894,806	3,085,059
Non-current assets	19,826,469	20,749,672
Current liabilities	(4,025,596)	(3,338,370)
Non-current liabilities	(13,041,682)	(15,930,100)
Equity	4,653,997	4,566,261
Equity attributable to shareholders	4,653,997	4,566,261
Revenue	3,367,222	3,453,022
Gross Profit	147,629	142,906
Profit	77,037	307,135
Consolidated net profit attributable to equity holders of the Company	77,037	307,135
Total comprehensive income/(loss) attributable to shareholders	77,037	307,135
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 4,653,997	¥ 4,566,261
The Group's effective interest	30.00%	30.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,396,199	¥ 1,369,878
Impact of adjustments	14,076	14,076
Carrying amount in the consolidated financial statements	¥ 1,410,275	¥ 1,383,954